K. Net Income (Loss) Per Common Share	6 Months Ended
Mar. 31, 2014
Earnings Per Share [Abstract]
D. Net Income (Loss) Per Common Share

The Company computes basic net income (loss) per weighted average share attributable to common stockholders using the weighted average number of shares of common stock outstanding during the period. The Company computes diluted net income (loss) per weighted average share attributable to common stockholders using the weighted average number of shares of common and dilutive potential common shares outstanding during the period. Potential common shares outstanding consist of stock options, convertible debt, warrants and convertible preferred stock using the treasury stock method and are excluded if their effect is anti-dilutive. Diluted weighted average common shares did not include any incremental shares for the six months ended March 31, 2014 and 2013 issuable upon the exercise or conversion of convertible debt, stock options to purchase common stock, convertible preferred stock and warrants to purchase common stock. Diluted weighted average common shares excluded incremental shares of approximately 2,294,000  and 5,069,000 respectively, for the six months ended 2014 and 2013, due to their anti-dilutive effect.

	For the three months		For the six months
	ended March 31,		ended March 31,
	2014	2013	2014	2013
	(in thousands, except per share data)
Numerator:
Net income (loss)	$(437)	$(5,782)	$(1,132)	$(1,755)
Less net income (loss) attributable to participating securities	-	-	-	-
Net income (loss) attributable to common stockholders – basic	$(437)	$(5,782)	$(1,132)	$(1,755)

Net income (loss)	$(437)	$(5,782)	$(1,132)	$(1,755)
Less gain (loss) on warrant liability for participating
common warrants	-	-	-	-
Net loss attributable to common stockholders – diluted	$(437)	$(5,782)	$(1,132)	$(1,755)

Denominator:
Weighted-average shares used in computing net income per
share attributable to common stockholders – basic	134,550	94,425	134,550	69,664
Effect of potentially dilutive securities:
Common stock warrants	-	-	-	-
Convertible preferred warrants	-	-	-	-
Convertible preferred stock	-	-	-	-
Common stock options	-	-	-	-
Non-participating common stock warrants	-	-	-	-
Weighted-average shares used in computing net income
(loss) per share attributable to common stockholders - diluted	134,550	94,425	134,550	69,664
Basic net income per common share	$0.00	$(0.06)	$(0.01)	$(0.03)
Diluted net income (loss) per common share	$0.00	$(0.06)	$(0.01)	$(0.03)